Stock-Based Compensation (Summary of the total compensation expense and associated recognized income tax benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation Expense and Tax Benefit
Compensation expense	$ (2)	$ 18	$ 14
Income tax benefit	0	(2)	(3)
Total	$ (2)	$ 16	$ 11